OTHER LONG-TERM LIABILTIES - Disclosure of composition of other long-term liabilities, net of current maturities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities		$ 9,329	$ 21,213
Contingent consideration
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	[1]	3,231	14,290
Deferred consideration
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	[1]	2,488	1,844
Other
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities		$ 3,610	$ 5,079

[1]	With regards to liability for deferred and contingent payments as of December 31, 2025, the company recognized a deferred and contingent liabilities as part of the acquisitions of Retail Pro International LLC, VMtecnologia LTDA and Uppay Serviços De Tecnologia Da Informação S.A, see note 6.